UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Verus Financial Partners
      9030 Stony Point Parkway, Suite 160
      Richmond, Virginia 23235



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 4/9/2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               40
                                                  -----------------------

Form 13F Information Table Value Total:               174471 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE

-------------------------------------------------------------------------------------------------------------------------------
ALPS C&S Global REIT ETF          ETF     00162Q106     3897         95029SH             SOLE            NONE   73748        21281
Altria Inc                        COM     02209S103     1876         54539SH             SOLE            NONE   49645         4894
Apple, Inc.                       COM     037833100      294           664SH             SOLE            NONE     563          101
AT&T Inc.                         COM     00206R102      475         12959SH             SOLE            NONE   11970          989
Bank of America Corp              COM     060505104      146         12015SH             SOLE            NONE    9957         2058
BB&T Corporation                  COM      54937107      283          9026SH             SOLE            NONE    7394         1632
Berkshire Hathaway Cl B           COM     084670702      248          2383SH             SOLE            NONE    1787          596
Capital One Financial             COM     14040H105      470          8554SH             SOLE            NONE    1921         6634
CarMax Group                      COM     143130102     2412         57830SH             SOLE            NONE   51472         6358
ChevronTexaco Corp                COM     166764100      265          2228SH             SOLE            NONE    1928          300
Cisco                             COM     17275R102      211         10120SH             SOLE            NONE    9214          906
Coca Cola                         COM     191216100      268          6629SH             SOLE            NONE    4171         2458
Dominion Resources, Inc           COM     25746U109     1022         17565SH             SOLE            NONE   14612         2953
Duke Energy Corp.                 COM     26441C204      203          2802SH             SOLE            NONE     943         1859
ExxonMobil                        COM     30231G102     1451         16104SH             SOLE            NONE   13525         2579
General Electric Company          COM     369604103      669         28922SH             SOLE            NONE   21501         7421
Genuine Parts                     COM     372460105      231          2966SH             SOLE            NONE       0         2966
Honeywell Incorporated            COM     438516106      428          5684SH             SOLE            NONE    5684            0
IBM                               COM     459200101      239          1120SH             SOLE            NONE     720          400
iShares S&P 500                   COM     464287200    20954        133162SH             SOLE            NONE  111851        21311
iShares S&P Midcap 400            COM     464287507     4629         40225SH             SOLE            NONE   32916         7309
Johnson & Johnson                 COM     478160104      444          5445SH             SOLE            NONE    4171         1274
Lakeland Bancorp                  COM     511637100      119         12128SH             SOLE            NONE   12128            0
Lincoln National Corp.            COM     534187109      485         14882SH             SOLE            NONE   14882            0
Maximus, Inc.                     COM     577933104      908         11352SH             SOLE            NONE       0        11352
Mondelex Intl Inc Cl A            COM     609207105      214          6989SH             SOLE            NONE    6524          465
Pfizer Inc.                       COM     717081103      363         12562SH             SOLE            NONE   12197          365
Philip Morris Intl Inc            COM     718172109     3198         34490SH             SOLE            NONE   31743         2747
Polaris Industries  Inc           COM     731068102     1126         12174SH             SOLE            NONE    3400         8774
Proctor & Gamble                  COM     742718109      450          5840SH             SOLE            NONE    4840         1000
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     3105         70055SH             SOLE            NONE   58326        11729
SPDR Trust Unit Series S&P 500    ETF     78462F103      325          2074SH             SOLE            NONE    1927          147
Vanguard Intl Equity Index        ETF     922042775     5113        110281SH             SOLE            NONE   87946        22334
Vanguard Mega Cap 300             ETF     921910873    46623        870799SH             SOLE            NONE  668108       202692
Vanguard MSCI Miod Cap 450        ETF     922908629     9849        106031SH             SOLE            NONE   82371        23660
Vanguard Small Cap Value          ETF     922908611      268          3261SH             SOLE            NONE    2093         1167
Vanguard Total Bond Mkt ETF       ETF     921937835    46288        553420SH             SOLE            NONE  444183       109237
Vanguard Total Stock Mkt          ETF     922908769    10347        127809SH             SOLE            NONE   89681        38128
Verizon Communications            COM     92343V104      307          6253SH             SOLE            NONE    4485         1768
Wisdomtree Emerging Bond ETF      ETF     97717X867     4267         81238SH             SOLE            NONE   67257        13980

                                             TOTAL $174471 (x1000)

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